Summary of Significant Accounting Policies (Details)		6 Months Ended		12 Months Ended
	Jan. 01, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Letter of guarantee for operation		$ 89,744		$ 384,615	$ 461,538
Banking facilities
Goodwill						$ 294,151
Credit loss		52,273		80,056	107,758	52,948
Contract assets		398,639		1,060,590	987,084	960,251
Contract liabilities		488		1,525	4,015
Contract with customer liability, revenue recognized	$ 4,015	1,525		4,015	6,544	108,974
Advertising costs		$ 3,526	$ 0	4,465	12,592	9,436
Employee benefit plan costs incurred				$ 57,907	66,776	60,632
Term of service		2 years		2 years
Other expenses		$ 328,615		$ 328,615		328,615
Total amount of supplier		1,245,625		1,245,625
Estimate amount of financial statement				1,245,625
Provision for penalty		(1,458,857)			$ 1,245,625	328,615
Settlements term				1 year	1 year
Other income					$ 20,433
Deposit		102,564		102,564			$ 800,000	$ 800,000
Restricted cash		1,538,462	2,896,967	2,192,015	2,931,357	3,078,227
Incurred costs					1,245,625	328,615
Capital commitments		4,685,269
Staff [Member]
Summary of Significant Accounting Policies [Line Items]
Other expenses		328,615
PSIHK [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest				99.20%				99.20%
Guarantees [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted cash		$ 89,744		$ 384,615
2022 Employment Support Scheme [Member]
Summary of Significant Accounting Policies [Line Items]
Other income						103,487
Pilot Subsidy Scheme for Third-party Logistics Service Providers [Member]
Summary of Significant Accounting Policies [Line Items]
Other income					$ 8,270	$ 64,013
Shareholders [Member] | PSIHK [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest		0.80%		0.80%			0.80%	0.80%
Provision for Penalty [Member]
Summary of Significant Accounting Policies [Line Items]
Total amount of supplier		$ 115,383
Provision for penalty		1,130,242		$ 1,245,625
Mandatory Provident Fund Retirement Benefit Scheme [Member]
Summary of Significant Accounting Policies [Line Items]
Incurred costs		$ 29,316	$ 30,155
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Duration of performance obligation		45 days		45 days			45 days	45 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Duration of performance obligation		90 days		90 days			90 days	90 days